FINANCE INCOME AND EXPENSES (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Other:
Foreign currency differences | ₪			₪ 2,708	₪ 2,222	₪ 627
Bank fees | ₪			599	449	351
Management fees for investment houses | ₪			462	300
Other | ₪				172
Total financing costs | ₪			₪ 3,769	₪ 3,143	₪ 978
US Dollars [Member]
Other:
Foreign currency differences | $		$ 781
Bank fees | $		173
Management fees for investment houses | $		133
Other | $
Total financing costs | $	[1]	$ 1,087

[1]	Convenience Translation into US Dollars.